Summary of significant accounting policies - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Significant Accounting Policies Line Items
Cash	€ 201,400,000		€ 201,400,000		€ 209,400,000
Cash flows from (used in) operations			(31,600,000)	€ (22,100,000)
Net loss	€ (12,621,068)	€ (15,202,773)	€ (28,648,098)	€ (21,245,649)